ACQUIRED INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ACQUIRED INTANGIBLE ASSETS, NET
Total costs	$ 4,999
Less: accumulated amortization	(508)
Intangible assets, net	4,491
Amortization expenses	529	$ 0	$ 0
Estimated amortization expenses
2019	1,133
2020	1,133
2021	1,133
2022	714
2023	208
Thereafter	170
Trademark
ACQUIRED INTANGIBLE ASSETS, NET
Total costs	1,367
Student base
ACQUIRED INTANGIBLE ASSETS, NET
Total costs	$ 3,632